SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) (Parenthetical) $ / shares in Units, $ in Thousands						6 Months Ended	12 Months Ended
		Jun. 28, 2023 shares $ / shares	Apr. 18, 2023 CAD ($) shares $ / shares	Feb. 08, 2023 CAD ($) shares $ / shares	Jan. 04, 2023 CAD ($) shares $ / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 shares	Jun. 30, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares	[1],[2]						1,735,250
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)						$ 1.09		$ 1.50
Options expire						Aug. 20, 2025
Stock option one [member] | Director and consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares					816,500
Number of stock options, exercise price					$ 1.65
Options expire					Jan. 04, 2033
Fair value of options granted | $					$ 1,017
Share price					$ 1.80
Expected option life					10 years
Volatility					112.00%
Risk-free interest rate					3.28%
Dividend yield					0.00%
Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)						$ 2.19		3.00
Options expire						Jan. 28, 2025
Stock option two [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares				100,000
Number of stock options, exercise price				$ 1.50
Options expire				Nov. 25, 2027
Fair value of options granted | $				$ 135
Share price				$ 2.18
Expected option life				4 years 9 months 18 days
Volatility				112.00%
Risk-free interest rate				3.16%
Dividend yield				0.00%
Stock option three [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)						$ 6.13		8.40
Options expire						Jun. 03, 2026
Stock option three [member] | Employees [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares			423,750
Number of stock options, exercise price			$ 1.60
Fair value of options granted | $			$ 420
Share price			$ 1.42
Expected option life			10 years
Volatility			111.00%
Risk-free interest rate			3.57%
Dividend yield			0.00%
Stock option four [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)						$ 5.83		$ 8.00
Options expire						Oct. 28, 2026
Stock option four [member] | Officers [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares		245,000
Number of stock options, exercise price		$ 2.45
Fair value of options granted | $			$ 443
Share price		$ 2.92
Expected option life			5 years
Volatility		111.00%
Risk-free interest rate		4.14%
Dividend yield		0.00%

[1]	On January 4, 2023, 816,500 stock options were issued to directors and consultants with an exercise price of CAD$1.65. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.80; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.
[2]	On February 8, 2023, 100,000 stock options were issued to a consultant with an exercise price of CAD$1.50. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.18; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.